Income taxes - Unrecognized Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 119	$ 173	$ 103
Prior period tax positions:
Increases	18	45	60
Decreases	(3)	(14)	(3)
Current period tax positions	9	15	17
Settlements	(5)	(100)	(4)
Ending balance	$ 138	$ 119	$ 173